Warrants (Details) - USD ($)				1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 20, 2023	May 08, 2023	Mar. 08, 2023	Feb. 28, 2023	Jan. 31, 2023	May 31, 2022	Aug. 24, 2016	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants (Details) [Line Items]
Purchase of shares	1,271,187	754,670	944,670	7,920	7,920		73,048			944,670
IPO percentage						75.00%							37.50%
Private holding percenatge													62.50%
Volatility percentage												57.00%	58.00%
Risk-free rate, percentage													0.97%
Expected term												3 years 219 days	146 days
IPO scenario term													3 years
Underlying common stock price												$ 0.477
Risk free rate, percentage												4.11%
Other financial expenses (income)												$ 1,049	$ 1,031,000
Other expense (income)								$ 1,330,000	$ 47,000	$ 1,726,000	$ 1,068,000
Series B Preferred Stock [Member]
Warrants (Details) [Line Items]
Exercise price per share							$ 10.2672
Purchase shares							7,305
Previously Reported [Member] | Series B Preferred Stock [Member]
Warrants (Details) [Line Items]
Exercise price per share							$ 1.02672